Dividends - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands									12 Months Ended
	Sep. 28, 2018 $ / shares	Aug. 31, 2018 $ / shares	Jul. 31, 2018 $ / shares	Jun. 29, 2018 $ / shares	Mar. 16, 2018 USD ($) $ / shares	Sep. 30, 2017 $ / shares	Jul. 31, 2017 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Dividends [line items]
Dividends per share | (per share)	$ 24.65	$ 24.65	$ 24.65	$ 24.65	$ 98.6	$ 38.5	$ 38.5	$ 77
Dividend					$ 35,508				$ 97,604		$ 155,673	$ 31,823
Number of dividend paid installments					4			2
Dividends per share | (per share)	$ 24.65	$ 24.65	$ 24.65	$ 24.65	$ 98.6	$ 38.5	$ 38.5	$ 77
Dividends payable to minority shareholdings									$ 6,000
TRM [member]
Disclosure of Dividends [line items]
Dividend										$ 278,047